Derivative Instruments - Schedule of Derivative Financial Assets (Details) - USD-1 month SOFR - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 185,896
Derivative, Fixed rate	2.10%
Derivative, Maturity Date	Mar. 31, 2026
Derivative, Effective date	Mar. 31, 2022
Derivative, Fair Value	$ 2,467	$ 4,766
Forward Starting Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 110,047
Derivative, Fixed rate	3.30%
Derivative, Maturity Date	Dec. 31, 2027
Derivative, Effective date	Mar. 31, 2026
Derivative, Fair Value	$ (218)	736
Forward Starting Interest Rate Swap 1
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 101,000
Derivative, Fixed rate	3.60%
Derivative, Maturity Date	Mar. 31, 2028
Derivative, Effective date	Mar. 31, 2026
Derivative, Fair Value	$ (915)	$ 0